Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	(0)
Total Fee Amount	34,525
Total Offset Amount	(0)
Net Fee	$ 34,525
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A